LEASE (Tables)	12 Months Ended
Dec. 31, 2024
LEASE
Schedule of components of lease expense

	Years Ended December 31,
	2023	2024
Finance lease cost:
Amortization of finance lease ROU assets	$49,483	$75,189
Interest on finance lease liabilities	5,368	8,986
Operating fixed lease cost	24,489	24,992
Short-term lease cost	1,824	467
Total lease expense	$81,164	$109,634

Schedule of supplement balance sheet information

		December 31,	December 31,
	Balance Sheet Location	2023	2024
Assets:
Operating lease ROU assets	Right-of-use assets	$132,786	$280,420
Land use rights, net	Right-of use assets	104,221	98,128
Total operating lease ROU assets		237,007	378,548

Finance lease ROU assets	Property, plant and equipment, net	163,553	178,151
Total finance lease ROU assets		$163,553	$178,151

Liabilities:
Operating lease	Operating lease liabilities – current	$20,204	$21,327
Operating lease	Operating lease liabilities – non-current	116,846	271,849
Total operating lease liabilities		$137,050	$293,176

Finance lease	Other current liabilities	$88,180	$54,287
Finance lease	Other non-current liabilities	71,651	132,106
Total finance lease liabilities		$159,831	$186,393

Schedule of other supplemental information

	Years Ended December 31,
	2023	2024
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for finance leases	$(5,368)	$(8,986)
Operating cash outflows for operating leases	(19,686)	(15,032)
Financing cash outflows for finance leases	(42,319)	(72,211)
ROU assets obtained in exchange for new finance lease liabilities in non-cash transaction	167,726	89,787
ROU assets obtained in exchange for new operating lease liabilities in non-cash transaction	119,412	184,481
ROU assets disposed through early termination of operating leases in non-cash transaction	$(3,288)	$(954)

	December 31,	December 31,
	2023	2024
Weighted average remaining lease term - finance leases (in years)	4.0	6.8
Weighted average remaining lease term - operating leases (in years)	14.4	15.5
Weighted average discount rate - finance lease	5.5%	5.3%
Weighted average discount rate - operating lease	5.7%	5.0%

Schedule of lease maturities

	Operating	Finance	Total
	Leases	Leases	Leases
Year Ending December 31,
2025	$25,641	$57,758	$83,399
2026	27,541	27,049	54,590
2027	26,247	26,236	52,483
2028	27,314	25,010	52,324
2029	27,500	13,797	41,297
Thereafter	328,346	49,463	377,809
Total lease payments	462,589	199,313	661,902
Less: imputed interest	169,413	12,920	182,333
Present value of lease liabilities	$293,176	$186,393	$479,569

Analysis as:
Short-term	$21,327	$54,287	$75,614
Long-term	271,849	132,106	403,955
Total lease liabilities	$293,176	$186,393	$479,569